PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2020	December 31, 2019
Vehicle	$149,916	$149,916
Computer Equipment	112,616	109,509
Furniture and fixtures	94,053	93,464
Software	61,287	67,287
Leasehold improvements	58,613	58,613
Test Equipment	25,395	20,493
	501,880	499,282
Less: accumulated depreciation	(315,115)	(247,036)
Total property and equipment	$186,765	$252,246

Depreciation expense for the three months ended September 30, 2020 and 2019 was $24,606 and $34,403, respectively. Depreciation expense for the nine months ended September 30, 2020 and 2019 was $74,079 and $102,085, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Years Ended December 31,
	2019	2018
Leasehold improvements	$58,613	$256,920
Vehicle	149,916	143,560
Furniture and fixtures	93,464	132,088
Test equipment	20,493	-
Computer equipment	109,509	87,087
Software	67,287	61,287
	499,282	680,942
Less: accumulated depreciation	(247,036)	(178,796)
Total property and equipment	$252,246	$502,146

Depreciation expense for the years ended December 31, 2019 and 2018 was $143,459 and $54,946, respectively.